Options - Schedule of Fair Value of Stock Options (Details) (10-K)	12 Months Ended
Dec. 31, 2019
Expected Volatility, Minimum	39.00%
Expected Volatility, Maximum	48.00%
Risk Free Interest Rate, Minimum	2.62%
Risk Free Interest Rate, Maximum	2.71%
Minimum [Member]
Expected life of options	6 years 2 months 30 days
Maximum [Member]
Expected life of options	10 years